Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for CEO (b)	Compensation Actually Paid to CEO (c)	Compensation Table Total for non-CEO NEOs (d)	Compensation Actually Paid to non-CEO NEOs (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)	Net Income (In Millions) (h)	Income Before Income Taxes (In Millions) (i)
2024	$1,828,153	$1,150,153	$616,182	$411,477	$89.61	$91.21	$44.40	$51.30
2023	$1,758,814	$1,414,050	$673,736	$467,470	$109.30	$103.30	$31.5	$32.6
2022	$1,154,726	$38,867	$452,477	$284,597	$128.86	$120.09	$42.4	$45.7
2021	$1,290,444	$3,173,051	$490,567	$782,328	$194.55	$132.98	$36.5	$31.1
2020	$1,781,494	$1,714,156	$677,013	$526,936	$115.79	$101.73	$38.4	$34.3

Column (b) Reflects compensation amounts reported in the “Summary Compensation Table” for Mr. Dennis Doll, for the fiscal years 2023, 2022, 2021 and 2020; and for Ms. Leslie annualized compensation amount for 2024.

Column (c) “Compensation actually paid” to Mr. Doll in each of 2023, 2022, 2021, and 2020 and for Ms. Leslie in 2024, reflects the respective amounts set forth in column (b) of the compensation table above, adjusted as set forth in the compensation calculation table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the CEO’s compensation for each fiscal year, please see the CD&A sections of the Proxy Statements reporting pay for the fiscal years covered in the table above. The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table.

Column (d) Reflects compensation information for our NEOs other than the CEO as described in the CD&A of this Proxy Statement. 2024: Mohammed G. Zerhouni, A. Bruce O’Connor, Jay L. Kooper, Georgia M. Simpson, Robert K. Fullagar 2023 A. Bruce O’Connor, Jay L. Kooper, Georgia M. Simpson, Robert K. Fullagar 2022: A. Bruce O’Connor, Jay L. Kooper, Georgia M. Simpson, Robert K. Fullagar 2021: A. Bruce O’Connor, Bernadette M. Sohler, Jay L. Kooper, Lorrie B. Ginegaw 2020: A. Bruce O’Connor, Bernadette M. Sohler, Jay L. Kooper, Lorrie B. Ginegaw

Column (e) Average “compensation actually paid” for our non-CEO NEOs in each of 2024, 2023, 2022, 2021, and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the compensation calculation table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the non-CEO NEOs compensation for each fiscal year, please see the CD&A sections of the Proxy Statements reporting pay for the fiscal years covered in the table above.

Column (f) For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Middlesex for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively.

Column (g) For the relevant fiscal year, represents the cumulative TSR of the Peer Group for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021, and 2020, respectively. Peer Group companies currently include American States Water Company, Artesian Resources Corp., California Water Service Group, Global Water Resources Inc., SJW Group, and York Water Company.

Column (h) Source: Company’s Annual Report on Form 10-K for each respective year.

Column (i) Source: Company’s Annual Report on Form 10-K for each respective year.

Named Executive Officers, Footnote		Reflects compensation amounts reported in the “Summary Compensation Table” for Mr. Dennis Doll, for the fiscal years 2023, 2022, 2021 and 2020; and for Ms. Leslie annualized compensation amount for 2024.
PEO Total Compensation Amount	[1]	$ 1,828,153	$ 1,758,814	$ 1,154,726	$ 1,290,444	$ 1,781,494
PEO Actually Paid Compensation Amount	[2]	$ 1,150,153	1,414,050	38,867	3,173,051	1,714,156
Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total for CEO	Summary Compensation Table Equity Awards for CEO	Equity Awards Adjustment for CEO	Summary Compensation Table Change in Pension Value for CEO	Pension Service Cost Adjustment for CEO	Total Compensation Actually Paid to CEO
2024	$1,828,153	$(678,000)	$—	$—	$—	$1,150,153
2023	$1,758,814	$—	$21,252	$(630,526)	$264,510	$1,414,050
2022	$1,154,726	$(400,000)	$(1,008,164)	$—	$292,314	$38,876
2021	$1,290,444	$(400,000)	$2,176,122	$(174,119)	$280,604	$3,173,051
2020	$1,781,494	$(400,000)	$758,543	$(679,154)	$253,273	$1,714,156

Fair Value of Equity Awards for CEO	2024	2023	2022	2021	2020
Year End Fair Value of Current Year Equity Award	$—	$338,140	$299,182	$608,959	$403,368
Year End Change in Fair Value of Prior Year Equity Awards	$—	$(307,889)	$(1,184,082)	$1,507,984	$311,473
Change in Fair Value of Prior Year Equity Awards Vesting in Current Year	$—	$(8,999)	$(123,264)	$59,179	$43,702
Total Equity Awards Adjustments for CEO	$—	$21,252	$(1,008,164)	$2,176,122	$758,543

Non-PEO NEO Average Total Compensation Amount	[3]	$ 616,182	673,736	452,477	490,567	677,013
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 411,477	467,470	284,597	782,328	526,936
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Summary Compensation Table Total for non-CEO NEOs	Average Summary Compensation Table Equity Awards for non-CEO NEOs	Average Equity Awards Adjustment for non-CEO NEOs	Average Summary Compensation Table Change in Pension Value for non-CEO NEOs	Average Pension Service Cost Adjustment for non-CEO NEOs	Average Total Compensation Actually Paid to non-CEO NEOs
2024	$616,182	$(114,000)	$(21,535)	$(80,489)	$11,320	$411,477
2023	$673,736	$(45,064)	$22,748	$(196,877)	$12,926	$467,470
2022	$452,477	$(92,500)	$(120,479)	$—	$45,098	$284,597
2021	$490,567	$(88,750)	$390,457	$(78,407)	$68,461	$782,328
2020	$677,013	$(88,750)	$153,174	$(273,752)	$59,252	$526,936

Fair Value of Equity Awards for non-CEO NEOs	2024	2023	2022	2021	2020
Year End Fair Value of Current Year Equity Award	$36,136	$78,203	$67,342	$135,097	$100,462
Year End Change in Fair Value of Prior Year Equity Awards	$(23,073)	$(54,533)	$(175,221)	$246,026	$46,124
Change in Fair Value of Prior Year Equity Awards Vesting in Current Year	$(34,598)	$(922)	$(12,600)	$9,334	$6,588
Total Equity Awards Adjustments non-CEO NEOs	$(21,535)	$22,748	$(120,479)	$390,457	$153,174

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Tabular List, Table

Pay for Performance Alignment

The Company has identified Income Before Income Taxes, as referenced in the table at the top of page , as the most important financial performance measure. As income taxes are largely a function of taxable income, management has a greater ability to drive financial performance affecting those income statement line items, which are separate and apart from income taxes, than income taxes themselves. Listed below are the financial performance measures, which in our assessment, represent additional important financial performance measures we use to link compensation actually paid to our NEOs, for 2024, to company performance.

•	Return on Average Common Equity
•	Net Income
•	Total Shareholder Return (TSR)

Total Shareholder Return Amount	[5]	$ 89.61	109.3	128.86	194.55	115.79
Peer Group Total Shareholder Return Amount	[6]	91.21	103.3	120.09	132.98	101.73
Net Income (Loss)	[7]	44,400,000	31,500,000	42,400,000	36,500,000	38,400,000
Adjustment to Compensation, Amount						153,174
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	[8]	$ 51,300,000	$ 32,600,000	$ 45,700,000	$ 31,100,000	$ 34,300,000
Measure:: 1
Pay vs Performance Disclosure
Name		Return on Average Common Equity
Measure:: 2
Pay vs Performance Disclosure
Name		Net Income
Measure:: 3
Pay vs Performance Disclosure
Name		Total Shareholder Return (TSR)
Mr. Dennis Doll [Member]
Pay vs Performance Disclosure
PEO Name			Mr. Dennis Doll	Mr. Dennis Doll	Mr. Dennis Doll	Mr. Dennis Doll
Ms. Leslie [Member]
Pay vs Performance Disclosure
PEO Name		Ms. Leslie
CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 21,252	$ (1,008,164)	$ 2,176,122	$ 758,543
CEO [Member] | Summary Compensation Table Total for CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,828,153	1,758,814	1,154,726	1,290,444	1,781,494
CEO [Member] | Summary Compensation Table Equity Awards for CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(678,000)		(400,000)	(400,000)	(400,000)
CEO [Member] | Equity Awards Adjustment for CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			21,252	(1,008,164)	2,176,122	758,543
CEO [Member] | Summary Compensation Table Change in Pension Value for CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(630,526)		(174,119)	(679,154)
CEO [Member] | Pension Service Cost Adjustment for CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			264,510	292,314	280,604	253,273
CEO [Member] | Total Compensation Actually Paid to CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,150,153	1,414,050	38,876	3,173,051	1,714,156
CEO [Member] | Year End Fair Value of Current Year Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			338,140	299,182	608,959	403,368
CEO [Member] | Year End Change in Fair Value of Prior Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(307,889)	(1,184,082)	1,507,984	311,473
CEO [Member] | Change in Fair Value of Prior Year Equity Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,999)	(123,264)	59,179	43,702
Non-CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(21,535)	22,748	(120,479)	390,457
Non-CEO [Member] | Year End Fair Value of Current Year Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		36,136	78,203	67,342	135,097	100,462
Non-CEO [Member] | Year End Change in Fair Value of Prior Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(23,073)	(54,533)	(175,221)	246,026	46,124
Non-CEO [Member] | Change in Fair Value of Prior Year Equity Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(922)	(12,600)	(34,598)	6,588
Non-CEO [Member] | Average Summary Compensation Table Total for non-CEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		616,182	673,736	452,477	490,567	677,013
Non-CEO [Member] | Average Summary Compensation Table Equity Awards for non-CEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(114,000)	(45,064)	(92,500)	(88,750)	(88,750)
Non-CEO [Member] | Average Equity Awards Adjustment for non-CEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(21,535)	22,748	(120,479)	390,457	153,174
Non-CEO [Member] | Average Summary Compensation Table Change in Pension Value for non-CEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(80,489)	(196,877)		(78,407)	(273,752)
Non-CEO [Member] | Average Pension Service Cost Adjustment for non-CEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,320	12,926	45,098	68,461	59,252
Non-CEO [Member] | Average Total Compensation Actually Paid to non-CEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 411,477	$ 467,470	$ 284,597	$ 782,328	$ 526,936

[1]	Reflects compensation amounts reported in the “Summary Compensation Table” for Mr. Dennis Doll, for the fiscal years 2023, 2022, 2021 and 2020; and for Ms. Leslie annualized compensation amount for 2024.
[2]	“Compensation actually paid” to Mr. Doll in each of 2023, 2022, 2021, and 2020 and for Ms. Leslie in 2024, reflects the respective amounts set forth in column (b) of the compensation table above, adjusted as set forth in the compensation calculation table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the CEO’s compensation for each fiscal year, please see the CD&A sections of the Proxy Statements reporting pay for the fiscal years covered in the table above. The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table.
[3]	Reflects compensation information for our NEOs other than the CEO as described in the CD&A of this Proxy Statement. 2024: Mohammed G. Zerhouni, A. Bruce O’Connor, Jay L. Kooper, Georgia M. Simpson, Robert K. Fullagar 2023 A. Bruce O’Connor, Jay L. Kooper, Georgia M. Simpson, Robert K. Fullagar 2022: A. Bruce O’Connor, Jay L. Kooper, Georgia M. Simpson, Robert K. Fullagar 2021: A. Bruce O’Connor, Bernadette M. Sohler, Jay L. Kooper, Lorrie B. Ginegaw 2020: A. Bruce O’Connor, Bernadette M. Sohler, Jay L. Kooper, Lorrie B. Ginegaw
[4]	Average “compensation actually paid” for our non-CEO NEOs in each of 2024, 2023, 2022, 2021, and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the compensation calculation table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the non-CEO NEOs compensation for each fiscal year, please see the CD&A sections of the Proxy Statements reporting pay for the fiscal years covered in the table above.
[5]	For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Middlesex for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively.
[6]	For the relevant fiscal year, represents the cumulative TSR of the Peer Group for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021, and 2020, respectively. Peer Group companies currently include American States Water Company, Artesian Resources Corp., California Water Service Group, Global Water Resources Inc., SJW Group, and York Water Company.
[7]	Source: Company’s Annual Report on Form 10-K for each respective year.
[8]	Source: Company’s Annual Report on Form 10-K for each respective year.